Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

	December 31, 2019	December 31, 2018

Gross carrying amount
Prepaid unpatented license	$200,000	$200,000
Prepaid patented licenses	1,322,820	1,322,820
Computer software	97,462	61,384
	1,620,282	1,584,204

Less: accumulated amortization
Prepaid patented licenses	257,619	155,026
Computer software	50,980	19,638
	308,599	174,664

Intangible assets, net
Prepaid unpatented license	200,000	200,000
Prepaid patented licenses	1,065,201	1,167,794
Computer software	46,482	41,746
Intangible assets, net	$1,311,683	$1,409,540

As of December 31, 2019 and 2018, the Group has capitalized seven of the exclusive licenses which includes seven patented and one unpatented technologies in the areas of neurology, infectious diseases, gastroenterology, oncology, surgical robotics and natural health. Pursuant to the license agreements, the Group paid upfront payments and became the exclusive licensee to prosecute certain patents developed or licensed under the applicable agreements.

The Group recognized the prepaid unpatented license to reflect the fair value of the subsidiaries as of the date of the change in status from an investment company to an operating entity. The Group capitalizes the prepaid patented license for the exclusive rights with completed filing of patents in certain jurisdictions (e.g., the United States of America and Europe) and alternative future uses.

Prepaid unpatented license is indefinite-lived intangible assets which are tested for impairment annually. Prepaid patented licenses and computer software are finite-lived intangible assets which are amortized over their estimated useful life. Amortization expenses for finite-lived intangible assets amounted to $167,985, $124,551 and $52,433 for the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017, respectively. The Group wrote off the cost and the related amortization of $34,400, $2,320 and $nil after the expiration of the computer software for the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017, respectively.

The Group expects amortization expense related to its finite-lived intangible assets for the next five years and thereafter to be as follows as of December 31, 2019:

For the years ending December 31,	Amount

2020	$146,826
2021	104,842
2022	102,593
2023	102,593
2024	97,099
Thereafter	557,730
Total	$1,111,683